STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT -- April 1, 2002*

AXP(R) Managed Series, Inc.
AXP(R) Managed Allocation Fund (Nov. 29, 2001) S-6141-20 V (11/01)


The "Investment Management Services Agreement" section for the Managed Allocation Fund is revised as follows:

The Sub-Investment Adviser section disclosing Kenwood Capital Management LLC as the subadviser has been deleted.

(Note: All other text in this section remains unchanged)

S-6141-23 A (04/02)
* Valid until next prospectus date
Destroy November 29, 2002